Results of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Total revenues	$ 430,258	$ 343,826	$ 224,490
Net income	151,810	101,625	63,108
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Total revenues	157,859	121,349	129,448
Net income	$ 58,898	$ 35,457	$ 58,978